Schedule of loss allowance (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at January 1	$ 4,357	$ 26,049
Impairment losses recognized during the year	5,166
Reversal of impairment losses during the year		(2,110)
Amounts written off during the year	(1,131)	(19,582)
Balance at December 31	$ 8,392	$ 4,357